Benefit Plans And Obligations For Termination Indemnity (Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.80%	4.10%
Expected long-term rate of return on Plans' assets	7.00%	7.00%
Rate of compensation increase	0.20%	2.20%
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.08%	3.78%
Health care cost trend rate assumed for next year	7.50%	8.00%
Ultimate health care cost trend rate	5.00%	5.00%